Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Amounts due from related parties	¥ 1,387,694	¥ 1,564,025
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	1,376,584	1,563,757
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	8,647
Hefei Chuangwei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	2,032
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	283	¥ 268
Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	¥ 148